Subsequent events (Details) - Feb. 15, 2021 - Redemption of bonds € in Thousands, $ in Thousands	USD ($)	EUR (€)
FMC US Finance, Inc. 2011
Subsequent events
Redemption of bonds	$ 650,000	€ 472,889
FMC Finance VII S.A. 2011
Subsequent events
Redemption of bonds		€ 300,000